TAXATION - Schedule of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TAXATION
Beginning balance	¥ 48,966	$ 7,684	¥ 15,613
Additions	(30,263)	(4,748)	(34,597)
Decreases	(429)	(67)	(1,244)
Ending balance	¥ 78,800	$ 12,365	¥ 48,966